Condensed Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 1,000	$ 263,000	$ 790,059	$ 7,865
Franchise tax		50,000	100,000	60,750
Total operating expenses	1,000	313,000	890,059	68,615
OTHER INCOME
Income from investments held in Trust Account		104,347	112,124	11
Total other income		104,347	112,124	11
NET LOSS	$ (1,000)	$ (208,653)	$ (777,935)	$ (68,604)
Weighted average shares outstanding of common stock (in Shares)				1,785,218
Basic and diluted net loss per share of common stock (in Dollars per share)				$ (0.04)
Redemption feature
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)		7,727,686	7,711,242
Basic and diluted net loss per share of common stock (in Dollars per share)		$ (0.02)	$ (0.08)
No redemption feature
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)	1,437,500	2,227,054	2,018,599
Basic and diluted net loss per share of common stock (in Dollars per share)	$ 0	$ (0.02)	$ (0.08)